Long-Term Debt (Schedule Of Weighted Average Remaining Lease Term And Discount Rate) (FY) (Details)	Sep. 30, 2020	Dec. 31, 2019
Long-Term Debt [Abstract]
Weighted average remaining lease term, Operating Leases	10 months 24 days	8 months 12 days
Weighted average discount rate, Operating Leases	3.75%	6.00%
Weighted average remaining lease term, Finance Leases	1 year 1 month 6 days	10 months 24 days
Weighted average discount rate, Finance Leases	5.35%	5.60%